Equity - Schedule of Common Stock (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Equity [Line Items]
Number of shares	561,000,000	561,000,000	561,000,000
Common stock value	$ 9,028,446	$ 10,778,613	$ 12,528,780
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	476,850,000	476,850,000	476,850,000
Common stock value	$ 7,674,179	$ 9,161,820	$ 10,649,462
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	84,150,000	84,150,000	84,150,000
Common stock value	$ 1,354,267	$ 1,616,793	$ 1,879,318